Future Minimum Time Charter Revenue (Tables)	12 Months Ended
Dec. 31, 2014
Future Minimum Time Charter Revenue
Future Minimum Time Charter Revenue
December 31,
2015	$50,471
2016	30,929
2017	31,744
2018	31,152
2019	31,167
Thereafter	164,024
Total	$339,487